Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (17,170)	$ (16,177)	$ (20,795)	$ (29,922)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	222	125	173	133
Interest expense and amortization of debt discount on Term Loans (related party)	1,586	432	816
Stock-based compensation for services	152
Amortization of prepaid insurance	738	809	1,047	602
Stock-based compensation	478	409	562	1,575
Change in fair value of convertible notes payable (related party)				13,332
Change in fair value of warrant liability (related party)				(127)
Change in fair value of private warrant liability	339
Change in fair value of publicly traded warrant liability	(129)	802	330	(942)
Change in fair value of forward purchase agreement warrant liability	(522)	329	(411)	(842)
Change in fair value of forward purchase agreement put option liability		(103)	(103)	69
Change in fair value of forward purchase agreement warrant liability due to modification			881
Change in operating lease right-of-use asset (related party)	(39)	250	113	113
Change in inventory reserve	68		76	(99)
Changes in operating assets and liabilities:
Accounts receivable, net	3	(127)	32	(29)
Other receivable	761	144	(604)	(176)
Inventories	1	(237)	(380)	(10)
Prepaid expenses and other current assets	(74)	551	9	(853)
Accounts payable	973	203	(19)	551
Operating lease liability (related party)	1	(159)	(145)	(128)
Accrued expenses	216	(36)	(241)	(94)
Product warranty liability	(120)	(73)	(181)	(244)
Other liability			891
Net cash used in operating activities	(12,516)	(12,858)	(17,949)	(17,091)
Cash flows from investing activities
Purchases of property and equipment	(7)	(1,514)	(980)	(153)
Net cash used in investing activities	(7)	(1,514)	(980)	(153)
Cash flows from financing activities
Payments on insurance financing loans	(636)	(703)	(916)	(563)
Proceeds from the issuance of Term Loans (related party)	10,000	15,000	20,000
Dividends paid to stockholders of Series A Preferred Stock	(1,820)	(1,833)	(2,447)
Payment made for extinguishment of Term Loans (related party)	(100)
Proceeds from the issuance of convertible notes payable (related party)				10,000
Proceeds from the issuance of Common Stock from ATM offering	414			109
Proceeds from the PIPE Transaction, the forward purchase agreement, and the Business Combination, net of transaction costs				11,736
Proceeds from issuance of Common Stock under employee stock purchase plan	77		63
Proceeds from exercise of forward purchase agreement warrants	158	434	1,815
Proceeds from the issuance of Common Stock and Investor Warrants from registered direct offering	2,500
Proceeds from the issuance of Common Stock associated with forward purchase agreement, net of transaction costs		1,683	1,683
Net cash provided by financing activities	10,593	14,581	20,198	21,282
Effect of exchange rate changes on cash	3	(3)	(5)	(3)
Net (decrease) increase in cash	(1,927)	206	1,265	4,035
Cash, beginning of period	5,483	4,218	4,218	183
Cash, end of period	3,556	4,424	5,483	4,218
Supplemental disclosures of cash flow information:
Cash paid for interest	22	25	41	26
Cash paid for income taxes
Non-cash investing and financing activities:
Accrued and unpaid dividends on Series A Preferred Stock	1,935	2,277	3,074	1,349
SPAC excise tax liability recognized upon the Business Combination				2,248
Warrants issued with term loans (related party)			1,397
Convertible debt exchanged for equity				27,493
Bridge note exchanged for equity				10,982
Series A Preferred Stock issued to PIPE investor in connection with the Merger				10,000
Prepaid forward purchase agreement				1,384
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement			96
Financing of prepaid insurance	75	843	843	1,115
Deemed capital contribution from related party				18,702
Issuance of Term Loan Warrants (related party)	1,570	1,075
Accrued interest capitalized into term loans payable (related party)	800
Modification of forward purchase agreement warrant	62	94	94
Waiver of accrued dividends associated with Sponsor Support Agreement			3,733
Deemed dividend on waiver of restriction on Class A Common Stock			495
Induced conversion of Series A Preferred Stock to Common Stock			1,162
Lease liabilities arising from obtaining right-of-use assets	121	850	528
Extinguishment of excess warrant liability upon exercise of forward purchase agreement warrant		16
Property and equipment purchased on account	56		$ 117
Modification of Term Loan Warrants (related party)	1,455
Deemed capital contribution associated with the extinguishment of Term Loans (related party)	$ 27,883